Investment in associate (Details)		1 Months Ended	12 Months Ended
	Mar. 28, 2017 CNY (¥)	Jan. 31, 2019 CNY (¥)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Investment in associate
At beginning of year		¥ 29,452,000		¥ 29,452,000	¥ 37,253,000
Additions				100,000,000		¥ 40,000,000
Share of losses of associate				(14,328,000)	(15,442,000)	(2,747,000)
Gain on dilution of interest in associate					7,641,000
At end of year				115,124,000	¥ 29,452,000	37,253,000
Capital injection				100,000,000		¥ 40,000,000
Investment in joint venture
Additions				4,321,000
Share of losses of joint venture				(526,000)
Exchange difference				(90,000)
At end of year				3,705,000
Capital invested				¥ 4,321,000
Puhui Lixin
Investment in associate
Additions	¥ 40,000,000
Capital injection		¥ 100,000,000
Additional equity interest the group can exercisable	5.00%
Percentage of equity interest			35.00%	35.00%	13.33%
SBI Japan
Investment in joint venture
Capital invested			¥ 65,100,000	¥ 4,321,000
Percentage of equity interest			31.00%	31.00%